NET INCOME (LOSS) PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (49,462,929)	$ (7,171,450)	¥ 225,820,409	¥ 168,652,466
Denominator:
Weighted average number of ordinary shares outstanding	154,109,051	154,109,051	153,174,715	150,775,447
Weighted average number of ordinary shares equivalents outstanding	1,067,871	1,067,871	497,643	121,965
Denominator for basic net income (loss) per ordinary share	155,176,922	155,176,922	153,672,358	150,897,412
Dilutive effect of outstanding share options			4,366,690	4,900,551
Dilutive effect of unvested restricted share units			2,421,928	2,037,905
Denominator for diluted net income (loss) per ordinary share	155,176,922	155,176,922	160,460,976	157,835,868
Net income (loss) per ordinary share
-Basic | (per share)	¥ (0.32)	$ (0.05)	¥ 1.47	¥ 1.12
-Diluted | (per share)	¥ (0.32)	$ (0.05)	¥ 1.41	¥ 1.07